Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Income	Weighted- Average Shares	Per Share Amount

Net income	$3,567,024

Basic earnings per share
Income available to common stockholders		1,883,375	$1.89

Effect of dilutive securities
Stock options		447

Diluted earnings per share
Income available to common stockholders	$3,567,024	1,883,822	$1.89

Options to purchases 104,035 shares of common stock were outstanding at December 31, 2012, but were not included in the computation of diluted EPS because the shares were considered antidilutive for the year ended December 31, 2012.

	Year Ended December 31, 2011
	Income	Weighted-Average Shares	Per Share Amount

Net income	$3,285,683

Basic earnings per share
Income available to common stockholders		1,890,449	$1.74

Effect of dilutive securities
Stock options		—

Diluted earnings per share
Income available to common stockholders	$3,285,683	1,890,449	$1.74

Options to purchases 4,504 shares of common stock at $13.98 per share were outstanding at December 31, 2011, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares.